Commitments and contingencies - Schedule of Commitment Under Operating Leases (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 147.1
2022	143.1
2023	144.6
2024	147.8
2025	125.7
Thereafter	218.7
Operating leases, future minimum payments due	$ 927.0